INVESTMENTS - China Eastern Airlines Limited (Details) ¥ / shares in Units, ¥ in Millions, shares in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2016 CNY (¥) shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 30, 2016 $ / shares
Investment transaction disclosures
Closing stock price (in dollars per share) | $ / shares			$ 320.00
China Eastern Airline
Investment transaction disclosures
Shares purchased (in shares) | shares	466
Purchase of shares, cost of share aggregate	¥ 3,000
Percentage of equity interest purchased	3.00%
Closing stock price (in dollars per share) | ¥ / shares		¥ 7.07
Fair value of available-for-sale investment		¥ 3,300
Unrealized gain recorded in other comprehensive income		¥ 293